UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [  ]; Amendment Number: ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Seth Tobias
Address:     153 East 53rd Street
             Suite 5501
             New York, NY 10022

Form 13F File Number: 28-________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Seth Tobias
Title:       Manager
Phone:       212-521-5050

Signature, Place, and Date of Signing:

       /s/ S. Tobias                    New York, NY             9/30/02
        [Signature]                     [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:                67

Form 13F Information Table Value Total:           $114494
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Pinnacle Capital Management, LLC

                                SETH TOBIAS, MANAGER
                         DISCRETIONARY OWNERSHIP FOR 13F
                            AS OF DATE: September 30, 2002

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
                                                              FORM 13F-HR
                                                         QTR Ending 9/30/02

         COLUMN 1              COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5           COLUMN 6     COL 7     COLUMN 8
--------------------------- -------------  ---------- -----------  ------------------   -------------   -----  --------------
                                                          VALUE     SHRS OR  SH/  PUT/   INV. DISCR.              VOT AUTHOR.
     NAME OF ISSUER        TITLE OF CLASS    CUSIP      (x$1000)   PRN AMT  PRN  CALL   SOLE SHRD OTH   MGR     SOLE    SHRD   NONE
American International Grp.     COMMON       26874107       684        12500                        12500               12500
American Express                COMMON      025816109       624        20000                        20000               20000
AMR Corp.                       COMMON        1765106       815       195000               100000   95000      100000   95000
AOL Time Warner                 COMMON      00184A105      6494       555000               500000   55000      500000   55000
Abercrombe & Fitch              COMMON        2896207       393        20000                        20000               20000
Air Products & Chemicals        COMMON        9158106       895        21300                        21300               21300
Alliant Techsystems Inc.        COMMON       18804104      1385        20000                        20000               20000
Apple Computers Inc.            OTC IS       37833100       363        25000                        25000               25000
BankAmerica Corp.               COMMON       60505104       957        15000                        15000               15000
Boise Cascade Corp.             COMMON       97383103       456        20000                        20000               20000
Bristol Myers Squibb Co.        COMMON      110122108       238        10000                        10000               10000
BEA Systems Inc.                OTC IS       73325102       104        20000                        20000               20000
Clear Channel Comm              COMMON      184502102      3597       103500               100000    3500      100000    3500
Concurrent Computer corp        OTC IS      206710204       666       292000            x                      292000
Citrix SystemsInc.              OTC IS      177376100      2804       465000            x                      465000
CNF Transportation Inc.         COMMON      12612W104       471        15000                        15000               15000
Dell Computer Corp              OTC IS      247025109      3527       150000            x                      150000
Delta Air Lines Inc.            COMMON      247361108       929       100000            x                      100000
Diamond Offshore Drilling       COMMON      25271C102      1596        80000                50000   30000       50000   30000
Danaher Corp.                   COMMON      235851102      1563        27500                        27500               27500
Dow Chemical Co.                COMMON      260543103       546        20000                        20000       20000
Entrust Technologies Inc.       OTC IS      293848107      2685       855000            x                      855000
Exelon Corp.                    COMMON      30161N101      1188        25000            x                       25000
Emmis Broadcasting Corp ClA     OTC IS      291525103       380        20000                        20000               20000
Federated Department Stores     COMMON      31410H101       294        10000                        10000               10000
Fleet Boston Financial Grp.     COMMON      339030108       305        15000                        15000               15000
GAP Inc.                        COMMON      364760108      3689       340000               250000   90000      250000   90000
Global Sante Fe Corp.           COMMON      G3930E101      1453        65000                50000   15000       50000   15000
Goldman Sachs Group Inc.        COMMON      38141G104       660        10000                        10000               10000
Integrated Circuit Systems      OTC IS      45811K208      1529        97400            x                       97400
Ingersoll Rand Co               COMMON      G4776G101       947        27500                        27500               27500
Intel Corp.                     OTC IS      458140100       347        25000                        25000               25000
Illinois Tool Works Inc.        COMMON      452308109      1604        27500                        27500               27500
King Pharmaceuticals Inc.       COMMON      495582108       454        25000            x                       25000
Liberty Media Corp.             COMMON      530718105      3590       500000            x                      500000
Louisiana PacificPacific Corp.  COMMON      546347105       162        25000                        25000               25000
Legato Systems Inc.             OTC IS      524651106       276       100000            x                      100000
Mandalay Resort Group           COMMON      562567107      1678        50000            x                       50000
Macrovision Corp.               OTC IS      555904101      1835       150000            x                      150000
Microsoft Corp.                 OTC IS      594918104      1092        25000                        25000               25000
Norfolk Southern Corp           COMMON      655844108       656        32500                        32500               32500
NBTY Inc.                       OTC IS      628782104       649        50000            x                       50000
Nextel Communications Inc.      OTC IS      65332V103      1925       255000            x                      255000
Nextel Communications Inc.      Preferred   65332V107      9150        15000            x                       15000
Northwest Airlines Corp. CL A   OTC IS     6672801101       167        25000                        25000               25000
Parker Hannifin Corp.           COMMON      701094104      1146        30000                        30000               30000
Pfizer Inc.                     COMMON      717081103      6965       240000               200000   40000      200000   40000
Priceline.Com Inc.              OTC IS      741503106       376       257700            x                      257700
SPX Corp.                       COMMON      784635104      1362        13500                        13500               13500
Schering Plough Corp.           COMMON      806605101       320        15000                        15000               15000
Sealed Air Corp.                COMMON      81211K100      1689       100000            x                      100000
Semtech                         OTC IS      816850101      1009       104000            x                      104000
St. Paul Companies              COMMON      792860108      1436        50000            x                       50000
Talk Visual Corp.               OTC IS      874266109         2       200000                       200000              200000
Temple Inland Inc.              COMMON      879868107       773        20000                        20000               20000
Travelers Property Casualty     COMMON      89420G109      2640       200000            x                      200000
Tripath Technology Inc.         OTC IS      89672P104        54       340000            x                      340000
TYCO International Ltd.         COMMON      902124106      7050       500000               435000   65000      435000   65000
United Defense Industries Inc.  COMMON      91018B104       472        20000                        20000               20000
United Technologies Corp.       COMMON      913017109      1755        30000                        30000               30000
Vivendi Universal ADR           COMMON      92851S204      2278       200000            x                      200000
Viacom Inc. Cl. B               COMMON      925524308      6083       150000            x                      150000
Verisign Inc.                   OTC IS      92343E102      1515       300000            x                      300000
Verizon Communications          COMMON      92343V104      3361       122500               100000   22500      100000   22500
Wendys International            COMMON      950590109      1159        35000                25000   10000       25000   10000
Wyeth                           COMMON      983024100      4691       147500               100000   47500      100000   47500
Yahoo Inc.                      OTC IS      984332106      2536       265000            x                      265000
                                                         114494
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